Investment Risks	Apr. 30, 2026
Praxis Impact Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings.

Praxis Impact Bond Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The Fund is also subject to: (1) credit risk, or the chance that the Fund could lose money if the issuer of a security is unable to repay interest and/or principal in a timely manner or at all; (2) interest rate risk, or the chance that the value of the fixed income securities the Fund holds will decline due to rising interest rates; and (3) prepayment risk, or the chance that the principal investments of the Fund will be paid earlier than anticipated due to declining interest rates. In low interest rate environments, risks associated with rising interest rates are heightened. U.S. monetary policy, including changes to Federal Reserve outlooks or programs, may result in periods of significant market volatility and declines in the values of fixed income securities. Those events, as well as structural changes in certain markets for fixed income securities, could reduce market liquidity and increase market volatility, increasing redemptions from the Fund and putting further downward pressure on the Fund’s net asset value, increasing losses.

Praxis Impact Bond Fund | Government Related Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Government Related Securities Risk. The Fund is also subject to government related securities risk. Government related securities in which the Fund invests include securities issued by government agencies and instrumentalities that are not backed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, the credit of the issuing agency or discretionary support from the U.S. government and subject to limits, which may increase risk of loss.

Praxis Impact Bond Fund | Screening Risk
Prospectus [Line Items]
Risk [Text Block]	Screening Risk. In addition, application of Praxis Stewardship Investing core value screens may cause the Fund to vary from the performance of its index and other bond funds.
Praxis Impact Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money.
Praxis International Index Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings.

Praxis International Index Fund | Screening Risk
Prospectus [Line Items]
Risk [Text Block]	Screening Risk. Application of Praxis Stewardship Investing core value screens may contribute to tracking error.
Praxis International Index Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Because the Fund invests primarily in foreign securities, it is subject to foreign investment risks, which are the additional risks presented by foreign and emerging markets investments, such as changes in currency exchange rates, a lack of adequate company information, political instability, and market and economic developments abroad. In addition, markets and economies throughout the world are becoming increasingly interconnected and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Praxis International Index Fund | Index Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Index Investing Risk. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index decline, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, because the Fund uses optimization techniques to construct its portfolio and does not hold all securities in the index, it is subject to optimization risk, which is the risk that the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index components. This is also known as tracking error. In addition, because the Fund invests in ADRs relating to its benchmark index, which are priced at the close of the U.S. markets, while shares of issuers in the index are priced at the close of the principal foreign market on which they are traded, there is a timing difference that contributes to tracking error.

Praxis International Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money.
Praxis Value Index Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings.

Praxis Value Index Fund | Screening Risk
Prospectus [Line Items]
Risk [Text Block]	Screening Risk. Application of Praxis Stewardship Investing core value screens may contribute to tracking error.
Praxis Value Index Fund | Index Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Index Investing Risk. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, because the Fund uses optimization techniques to construct its portfolio and does not hold all securities in the index, it is subject to optimization risk, which is the risk that the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index components. This is also known as tracking error.

Praxis Value Index Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk. The Fund is also subject to investment style risk, which is the chance that returns from large capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better — or worse — than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Praxis Value Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money.
Praxis Growth Index Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings.

Praxis Growth Index Fund | Screening Risk
Prospectus [Line Items]
Risk [Text Block]	Screening Risk. Application of Praxis Stewardship Investing core value screens may contribute to tracking error.
Praxis Growth Index Fund | Index Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Index Investing Risk. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, because the Fund uses optimization techniques to construct its portfolio and does not hold all securities in the index, it is subject to optimization risk, which is the risk that the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index components. This is also known as tracking error.

Praxis Growth Index Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk. The Fund is also subject to investment style risk, which is the chance that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better — or worse — than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Praxis Growth Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money.
Praxis Small Cap Index Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments, and some of the Fund’s holdings may underperform its other holdings.

Praxis Small Cap Index Fund | Screening Risk
Prospectus [Line Items]
Risk [Text Block]	Screening Risk. Application of Praxis Stewardship Investing core value screens may contribute to tracking error.
Praxis Small Cap Index Fund | Index Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Index Investing Risk. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, because the Fund uses optimization techniques to construct its portfolio and does not hold all securities in the index, it is subject to optimization risk, which is the risk that the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index components. This is also known as tracking error.

Praxis Small Cap Index Fund | Small Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk. The Fund is also subject to small capitalization company risk. Investments in small capitalization companies may be riskier, more volatile and less liquid than investments in larger, more established companies. Small capitalization companies may not have the size, resources or other assets of large capitalization companies, and may be more vulnerable to economic, market and competitive pressures than larger companies.

Praxis Small Cap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money.
Praxis Genesis Conservative Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Because the value of the Portfolio’s assets will fluctuate with market conditions and interest rates, so will the value of your investment in the Portfolio. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

Praxis Genesis Conservative Portfolio | Asset Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform.

Praxis Genesis Conservative Portfolio | Underlying Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. In addition, the Portfolio is subject to the risks associated with the underlying Praxis Funds in which it invests. The application of the underlying Funds’ socially responsible investment criteria may affect the underlying Funds’ exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected. To the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates. The value of the Portfolio’s shares could decline significantly and unexpectedly based upon many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Portfolio performance. Events in one market may impact other markets. Future events may impact the Portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

Praxis Genesis Conservative Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments.
Praxis Genesis Balanced Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Because the value of the Portfolio’s assets will fluctuate with market conditions and interest rates, so will the value of your investment in the Portfolio. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

Praxis Genesis Balanced Portfolio | Asset Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform.

Praxis Genesis Balanced Portfolio | Underlying Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. In addition, the Portfolio is subject to the risks associated with the underlying Praxis Funds in which it invests. The application of the underlying Funds’ socially responsible investment criteria may affect the underlying Funds’ exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates. The value of the Portfolio’s shares could decline significantly and unexpectedly based upon many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Portfolio performance. Events in one market may impact other markets. Future events may impact the Portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

Praxis Genesis Balanced Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments.
Praxis Genesis Growth Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Because the value of the Portfolio’s assets will fluctuate with market conditions and interest rates, so will the value of your investment in the Portfolio. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

Praxis Genesis Growth Portfolio | Asset Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform.

Praxis Genesis Growth Portfolio | Underlying Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. In addition, the Portfolio is subject to the risks associated with the underlying Praxis Funds in which it invests. The application of the underlying Funds’ socially responsible investment criteria may affect the underlying Funds’ exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected. To the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates. The value of the Portfolio’s shares could decline significantly and unexpectedly based upon many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Portfolio performance. Events in one market may impact other markets. Future events may impact the Portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

Praxis Genesis Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments.